Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Information About Company's Major Subsidiaries and VIEs

As of December 31, 2024, the Company's major subsidiaries and VIEs were as follows:

Name(1)	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Shanghai Yiqi Zuoye Information Technology Co., Ltd. ("Shanghai WFOE")	April 23, 2013	PRC	100%	Education technology services
Beijing Yiqi Education & Technology Co., Ltd. ("Beijing Yiqi Education")	July 26, 2019	PRC	100%	Education technology services
Guangzhou Qixiang Technology Co., Ltd. ("Guangzhou Qixiang")	December 21, 2021	PRC	100%	Education technology services
Guangzhou Qixuan Education & Technology Co., Ltd. ("Guangzhou Qixuan")	December 1, 2021	PRC	100%	Education technology services
Beijing Yiqi Hangfan Technology Co., Ltd. ("Beijing Yiqi Hangfan")	December 29, 2021	PRC	100%	Education technology services

VIEs:
Shanghai Hexu Information Technology Co., Ltd. ("Shanghai Hexu")	December 03, 2012	PRC	100%	Education technology services
Beijing Qili Technology Co., Ltd. ("Beijing Qili")	October 19, 2021	PRC	100%	Education technology services
Beijing Yiqi Education Information Consultation Co., Ltd. ("Beijing Yiqi Information ")	February 15, 2019	PRC	100%	Education technology services
Beijing Yiqi Education Technology Development Co., Ltd. ("Beijing Yiqi Development")	April 19, 2021	PRC	100%	Education technology services

(1)
The English names are for identification purpose only.